2. Investment securities, Fair Value Level 3 Valuation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Investment Securities Available for Sale Level 3 Valuation
Balance, beginning of period	$ 1,250
Change in book value	0
Change in gain/(loss) realized and unrealized	0
Purchases/(sales)	0
Transfers in and/or (out) of Level 3	0
Balance, end of period	1,250
Change in unrealized gain/(loss) for assets still held in Level 3	$ 0